Annual Total Returns- Alger Health Sciences Fund - AC (Class A C Shares) [BarChart] - Class A C Shares - Alger Health Sciences Fund - AC - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.60%	11.38%	35.59%	21.99%	2.35%	(3.31%)	37.16%	5.79%	22.03%	30.98%